Capital Stock - Summary of Changes in Capital Stock Issued and Outstanding (Parenthetical) (Detail)	12 Months Ended
Jan. 31, 2024 shares
Beaudier Inc [Member]
Disclosure of classes of share capital [line items]
Number of shares issued on conversion of rights	64,856
Secondary Offering [member]
Disclosure of classes of share capital [line items]
Number of shares issued on conversion of rights	2,171,428